Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Related Party Transactions and Balances
9.	Related Party Transactions and Balances

a)	Related Party Balances

As at December 31, 2025, an amount of $278,502 (2024 - $223,489) was owed to related parties. These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

As at December 31, 2025, an amount of $nil (2024 - $4,515) was recorded in prepaid expenses for advances to a company controlled by the former Chief Financial Officer of the Company for future consulting fees.

As at December 31, 2025, an amount of $956 (2024 - $14) was recorded in prepaid expenses for advances to a director of the Company for future consulting fees.

As at December 31, 2025, an amount of $10,144 (2024 - $nil) was recorded in prepaid expenses for advances to a director of the Company for property expenditures.

As at December 31, 2025, an amount of $7,152 (2024 - $nil) was recorded in prepaid expenses for advances to the Chief Operations Officer of the Company for future consulting fees.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

9.	Related Party Transactions and Balances (Continued)

a)	Related Party Balances (continued)

On August 2, 2024, the Company entered into a loan agreement with a director of the Company for $1,650,000. The Company received proceeds of $1,485,000, net of original issue discount of $165,000. The loan is unsecured, non-interest bearing and due on August 2, 2025. The carrying value of the loan was accreted using the effective interest rate method over the term of the loan. The effective interest rate was estimated at 10.66%. On October 1, 2024, the loan was repaid through proceeds from the IsoEnergy Ltd. loan (Note 11).

Loan Payable
Balance, December 31, 2023	$—
Addition	1,650,000
Original issue discount	(165,000)
Accretion of discount on loan payable	165,000
Repayment	(1,650,000)
Balance, December 31, 2024 and 2025	$—

b)	Related Party Transactions

The Company incurred the following transactions with companies that are controlled or managed by directors of the Company:

	For the years ended December 31,
	2025	2024
Consulting fees and management bonus	$51,600	$51,600
Consulting and professional fees (i)	1,598,733	1,156,303
Legal fees	125,798	—
Rent expense	18,000	—
Share-based compensation	1,254	—
	$1,795,385	$1,207,903

The Company has identified its directors and certain senior officers as its key management. Key management and director compensation during the years ended December 31, 2025 and 2024, are as follows:

	For the years ended December 31,
	2025	2024
Consulting fees and management bonus	$2,057,121	$1,259,615
Director’s fees and audit committee fees	230,000	—
Legal fees	125,798	246,688
Auto and rent expense (i)	133,115	57,561
Share-based compensation	2,057,119	—
	$4,603,153	$1,563,864

(i)	These expenses are included in exploration and evaluation expenditures in the consolidated statements of comprehensive loss.